Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 1	$ 216,705
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 2	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 3	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 4	216,705
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 5	46,985
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 6	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 7	0
Fair Value Of Financial Instruments Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 8	$ 46,985